Share-based compensation expenses	12 Months Ended
Dec. 31, 2019
Share-based compensation expenses
Share-based compensation expenses

18. Share‑based compensation expenses

The following table sets forth the share-based compensation expenses included in each of the relevant accounts:

	For the Year
	Ended
	December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Cost of revenues	4,246	(724)	935	134
Sales and marketing expenses	17,817	6,772	8,549	1,228
Research and development expenses	32,104	13,435	16,063	2,307
General and administrative expenses	53,599	111,176	(19,157)	(2,751)
Total	107,766	130,659	6,390	918

(a)          2012 Share plan of RONG360

Prior to the Reorganization, all of the options and restricted ordinary shares were granted by RONG360 under its 2012 Share Plan with its own underlying shares. The 2012 Share Plan of RONG360 provides for the grant of share options and other equity‑based awards to eligible employees of RONG360 and its subsidiaries and VIE. Starting from 2013, RONG360 granted multiple tranches of share options with tiered vesting commencement dates to employees. Options granted under the 2012 Share Plan were subject to a service condition of four or seven years and a performance condition of occurrence of an IPO. The service condition requires one‑fourth of the awards to vest on the first anniversary date of the specified vesting commencement date, and the remaining of the awards to vest in equal installments on a quarterly basis in the remaining vesting period. The grantees are entitled the rights to receive underlying shares that options are exercised only if the performance target of an IPO is achieved, provided the service condition is also met. Options granted typically expire in ten years from the respective vesting commencement date as stated in the grant letters.

The Group did not recognize any share-based compensation expenses for the options granted under the 2012 Share Plan until the IPO as the vesting of the awards was contingent upon an IPO, which was not considered probable until it happened.

The activities of share options granted under RONG360’s 2012 Share Plan for the period from December 31, 2016 to the IPO date which is in November 2017, are summarized as below ( * ) :

		Weighted	Aggregate	Weighted average
		average	intrinsic	remaining
	Number of	exercise prices	Value	contractual
	shares	US$/Share	US$	years
Outstanding as of December 31, 2016	15,857,198	0.24	36,826	7.50
Granted during the year	5,370,319	0.52
Forfeited during the year	(747,031)	0.41
Outstanding immediately prior to the IPO	20,480,486	0.31	103,295	7.35

(*)  Option activities include all activities of share options of RONG360. The share‑based compensation expenses discussed below only include the expenses attributable to the Platform Business.

The total share-based compensation expenses recognized by the Group for the year ended December 31, 2017 for which the service condition had been met and the performance target of IPO was achieved were RMB32,149. The outstanding options under this plan immediately prior to the IPO were converted to options under the Global Share Plan upon the completion of the Company’s IPO (Note 18 (b)), and no more expenses were recognized under this plan thereafter.

The fair values of the options granted under RONG360’s 2012 Share Plan in relation to the share-based compensation expenses attributable to the Platform Business for the years ended December 31, 2017 are as follows:

For the Year
Ended
December 31,
2017
US$
Weighted average grant date fair value of option per share	3.03
Aggregate grant date fair value of options granted	9,013

The estimated fair value of each option granted under RONG360’s 2012 Share Plan is estimated on the date of grant using the binomial option-pricing model with the following assumptions:

For the Year
Ended
December 31,
2017
Risk-free interest rate per annum	2.31% ~ 2.40%
Expected term (in years)	10
Expected volatility	55% ~ 57%
Expected dividends yield	—

The Group estimated the risk-free interest rate based on the yield to maturity of U.S. treasury bonds denominated in US$ at the option valuation date. Expected term is the contract life of the option. The expected volatility at the grant date and each option valuation date was estimated based on the annualized standard deviation of the daily return embedded in historical share prices of comparable peer companies with a time horizon close to the expected expiry of the term of the options. RONG360 has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments in the foreseeable future.

(b)         Global share plan

The Company adopted a Global Share Plan, of which the terms are substantially identical to the 2012 Share Plan of RONG360, effective upon the completion of the Company’s IPO. Pursuant to the Global Share Plan, the Company assumed all outstanding 20,480,486 share options issued under the 2012 Share Plan of RONG360. Each one of the outstanding share options under the 2012 Share Plan with underlying shares of RONG360 were converted to one share option of the Company (i.e. the Platform Business) and one share option of RONG360’s other subsidiaries (i.e. the non-platform business) in a way that employees kept an equitable position immediately before and after the conversion. There was no significant incremental share-based compensation expense recorded as a result of the conversion.

In addition to the options converted from the Global Share Plan as aforementioned, the Group granted new options to eligible employees or nonemployees under this plan in 2018 and 2019. Options granted were subject to a service condition, which requires the awards to vest in installments during the vesting periods ranged from one to seven years. Options granted typically expire in ten years from the respective vesting commencement date as stated in the grant letters.

The activities of share options granted under Jianpu’s Global Share Plan in relation to the share-based compensation expenses of the Group for the years ended December 31, 2017, 2018 and 2019 are summarized as below:

		Weighted	Aggregate	Weighted average
		average	intrinsic	remaining
	Number of	exercise prices	Value	contractual
	shares	US$/Share	US$	years
Outstanding immediately after the IPO	18,640,845	0.21	44,454	7.14
Granted during the year	—	—
Outstanding as of December 31, 2017	18,640,845	0.21	44,454	7.14
Granted during the year	1,940,654	0.24
Forfeited during the year	(1,122,550)	0.53
Exercised during the year	(759,518)	0.10
Outstanding as of December 31, 2018	18,699,431	0.20	38,480	6.42
Granted during the year	19,340	0.56
Forfeited during the year	(427,014)	0.52
Exercised during the year	(10,011,528)	0.13
Outstanding as of December 31, 2019	8,280,229	0.25	2,829	6.54

The fair value of the options granted under Jianpu’s Global Share Plan in relation to the share-based compensation expenses for the years ended December 31, 2018 and 2019 are as follows:

	For the Year Ended December 31,
	2018	2019
	US$	US$
Weighted average grant date fair value of option per share	2.46	0.86
Aggregate grant date fair value of options granted	4,776	17

The estimated fair value of each option granted under Jianpu’s Global Share Plan is estimated on the date of grant using the binomial option-pricing model with the following assumptions:

	For the Year Ended December 31,
	2018	2019
Risk-free interest rate per annum	2.40% ~ 3.05%	1.78% ~ 2.60%
Expected term (in years)	10	10
Expected volatility	53% ~ 54%	51% ~ 58%
Expected dividends yield	—	—

The Group estimated the risk-free interest rate based on the yield to maturity of U.S. treasury bonds denominated in US$ at the option valuation date. Expected term is the contract life of the option. The expected volatility at the grant date and each option valuation date was estimated based on the annualized standard deviation of the daily return embedded in historical share prices of comparable peer companies with a time horizon close to the expected expiry of the term of the options. The Group has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments in the foreseeable future.

As of December 31, 2019, 8,280,229 share options of the Company were held by the Group’s employees and non-employees under Global Share Plan with the weighted average exercise price of US$0.25 per option and weighted average remaining contractual years of 6.54 years, out of which 6,049,815 options were exercisable with the weighted average exercise price of US$0.23 per option and weighted average remaining contractual years of 6.37 years. 8,013,226 share options were expected to be vested with the weighted average exercise price of US$0.25 per option and weighted average remaining contractual years of 6.53 years. The aggregate intrinsic value of the outstanding options, exercisable options and share options expected to be vested as of December 31, 2019 are US$2,829,  US$2,197 and US$2,805 respectively. There were RMB6,210 of unrecognized share-based compensation expenses, which are expected to be recognized over a weighted-average period of 1.65 years.

As of December 31, 2019, 1,281,957 share options of the Company were held by the employees of the Group’s related parties for non-platform business under the Global Share Plan with the weighted average exercise price of US$0.44 per option and weighted average remaining contractual years of 7.62 years, out of which 774,563 options were exercisable with the weighted average exercise price of US$0.37 per option and weighted average remaining contractual years of 6.99 years. 1,145,604 share options were expected to be vested with the weighted average exercise price of US$0.43 per option and weighted average remaining contractual years of 7.53 years. The aggregate intrinsic value of the outstanding options, exercisable options and share options expected to be vested as of December 31, 2019 are US$199,  US$177 and US$193 respectively. The share options granted to employees of the Group’s related parties for non-platform business were accounted for as deemed dividend from the Company to its shareholders, as these employees do not provide services to the Company. The share awards were measured based on the fair value as of the grant date. The amount recognized as deemed dividend were RMB8,851, RMB9,402 and RMB14 for the years ended December 31, 2017, 2018 and 2019, respectively.

As of December 31, 2019, 17,566,274 share options with underlying shares of non-platform business were held by the Group’s employees under the Global Share Plan. The vesting of such awards is conditional upon the fulfillment of requisite service conditions to the Company and listing of non-platform business. The cost relating to such share-based awards succeeded from 2012 Share Plan of RONG360 are recognized by the Company as a shareholder contribution as the award will ultimately be settled by RONG360. The award is accounted for as a financial derivative and initially measured at its fair value in accordance with ASC 815-10-55-46 through 55-48, and the related expense will be recognized over the requisite service period in the consolidated income statements with a corresponding credit to additional paid-in capital. Subsequent changes in the fair value of the award are recorded in the consolidated income statement through the date on which the underlying award are settled. The share-based compensation expenses recognized for the year ended December 31, 2019 in relation to share options with underlying share of non-platform business granted to the Group employees under the Global Share Plan were RMB1,336.

(c)          2017 Share incentive plan

In October 2017, the board of directors approved and adopted the 2017 Share Incentive Plan (the “2017 Plan”). The 2017 Plan permits the awards of options, restricted shares or any other type of share-based awards. The maximum number of shares available for issuance shall be 2% of the total number of shares issued and outstanding as of the closing of the Company's IPO, plus an annual increase from the fiscal year beginning January 1, 2018 in according with the approved increasing scheme.

The Group granted multiple tranches of share options with tiered vesting commencement dates to eligible employees and non-employees under the 2017 Share Incentive Plan. Options granted to employees were subject to a service condition and a performance condition. The service condition requires one-fourth of the awards to vest on the first anniversary date of the specified vesting commencement date, and the remaining of the awards to vest in equal installments on a quarterly basis in the remaining vesting period, or one-fourth to vest immediately on vesting commencement date and the remaining to vest in equal installments on a quarterly basis in the remaining vesting period. An evaluation is made each quarter as to the likelihood of performance condition being met.

In the fourth quarter of 2019, the Group evaluated each of the underlying performance conditions related to the outstanding options with performance conditions, and determined that it was not probable that the performance condition relating to year 2020 would be met for the 6,214,370 share options granted in 2017. Consequently, the Group reversed all previously recognized share-based compensation expenses related to these awards of RMB96,831, and the performance condition for these share options was modified to link to financial performance of year 2021, which is assessed as probable to achieve. In accordance with ASC 718, such modification is a Type III modification because the original condition is not expected to be satisfied as of the modification date. The fair value of the 6,214,370 shares options of the modified performance conditions was re-measured and the aggregate grant date fair value is RMB25,838. The Group recognized the incremental value as share-based compensation expenses for vested awards amounting to RMB17,225 in the fourth quarter of 2019.

Option granted to non-employees were subject to a service condition with a vesting period ranged from one to four years. One-third,  one-fourth or nil of the options vested immediately on vesting commencement date and the remaining of the awards to vest in equal installments on a quarterly or yearly basis in the remaining vesting period. Options granted typically expire in ten years from the respective vesting commencement date as stated in the grant letters.

The activities of share options granted under Jianpu’s 2017 Share Incentive Plan in relation to the share-based compensation expenses of the Group for the years ended December 31, 2018 and 2019 are summarized as below:

		Weighted	Aggregate	Weighted average
		average	intrinsic	remaining
	Number of	exercise prices	Value	contractual
	shares	US$/Share	US$	years
Outstanding as of December 31, 2017	8,285,827	0.01	21,394	10.00
Granted during the year	8,014,091	0.01
Forfeited during the year	(411,325)	0.01
Outstanding as of December 31, 2018	15,888,593	0.01	35,644	9.27
Granted during the year	7,183,239	0.01
Forfeited during the year	(1,337,432)	0.01
Exercised during the year	(4,344,515)	0.01
Outstanding as of December 31, 2019	17,389,885	0.01	10,190	8.92

The estimated fair value of each option grant is based on the market price of the underlying ordinary share of the Company on the same date.

As of December 31, 2019, 17,389,885 share options of the Company were granted under 2017 Share Incentive Plan with the weighted average exercise price of US$0.01 per option and weighted average remaining contractual years of 8.92 years, out of which 4,745,457 options were exercisable with the weighted average exercise price of US$0.01 per option and weighted average remaining contractual years of 8.33 years. 16,727,541 share options were expected to be vested with the weighted average exercise price of US$0.01 per option and weighted average remaining contractual years of 8.92 years. The aggregate intrinsic value of the outstanding options, exercisable options and share options expected to be vested as of December 31, 2019 are US$10,190 , US$2,781 and US$9,802 respectively. For the years ended December 31, 2018 and 2019, share-based compensation expenses recognized associated with the share options granted by the Company were RMB96,321 and negative RMB15,632. There were RMB64,495 of unrecognized share-based compensation expenses, which are expected to be recognized over a weighted-average period of 2.69 years.

As of December 31, 2019, 731,161 share options of the Company were held by the employees of the Group’s related parties for non-platform business under the 2017 Share Incentive Plan with the weighted average exercise price of US$0.01 per option and weighted average remaining contractual years of 8.84 years, out of which 168,361 options were exercisable with the weighted average exercise price of US$0.01 per option and weighted average remaining contractual years of 8.31 years. 587,647 share options were expected to be vested with the weighted average exercise price of US$0.01 per option and weighted average remaining contractual years of 8.84 years. The aggregate intrinsic value of the outstanding options, exercisable options and share options expected to be vested as of December 31, 2019 are US$428,  US$99 and US$334 respectively. The share options granted to employees of non-platform business were accounted for as deemed dividend from the Company to its shareholders, as these employees do not provide services to the Company. The share awards were measured based on the fair value as of the grant date. The amount recognized as deemed dividend were RMB7,912 and RMB1,915 for the years ended December 31, 2018 and 2019.

(d)          Restricted shares granted to executive officers and director

On July 16, 2014, RONG360 approved and granted of an aggregate of 14,000,000 restricted ordinary shares to three executive officers and a director, who are also founders of RONG360 (“Restricted Shares”). The Restricted Shares vest over seven years provided the grantees remain employment relationship with RONG360. One‑fourth of the awards vest on the fourth anniversary date of the specified service commencement date, which is earlier than the grant date, and one forty‑eighth of the awards vest on a monthly basis in the remaining vesting period, subject to acceleration under certain circumstances including a successful IPO.

The activities of the Restricted Shares for the years ended December 31, 2017, are summarized as below (*):

		Weighted-Average
		Grant-Date
	Number of	Fair Value
	shares	(in US$)
Unvested at January 1,2016	10,266,667	0.45
Vested	(4,083,333)	0.45
Unvested at December 31, 2016	6,183,334	0.45
Vested	(6,183,334)	0.45
Unvested at December 31, 2017	—

(*)          Activities of Restricted Shares include all activities of the Restricted Shares of RONG360. The share‑based compensation expenses discussed below only include the expenses attributable to the Platform Business.

Total fair value or intrinsic value of the Restricted Shares vested on the respective vesting dates attributable to the Platform Business during the years ended December 31, 2017, were US$15,223.

For the years ended December 31, 2017, share‑based compensation expenses recognized associated with the Restricted Shares attributable to the Platform Business were RMB2,388. As of December 31, 2018 and 2019, there were no unrecognized share‑based compensation expenses related to the Restricted Shares attributable to the Platform Business.

There were no Restricted Shares granted during the years ended December 31, 2017, 2018 and 2019.